Debt, cash and cash equivalents and lease liabilities - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 14,347	€ 14,857	€ 17,123
Short-term debt and current portion of long-term debt	2,045	4,174	3,183
Interest rate and currency derivatives used to manage debt	139	187	(56)
Total debt	16,531	19,218	20,250	€ 22,631
Cash and cash equivalents	(8,710)	(12,736)	(10,098)	€ (13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(45)	(169)
Net debt	7,793	6,437	9,983
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	42
Short-term debt and current portion of long-term debt	0
Interest rate and currency derivatives used to manage debt	0
Total debt	42
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	42
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	157
Short-term debt and current portion of long-term debt	0
Interest rate and currency derivatives used to manage debt	(157)
Total debt	0
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	0
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	14,546	15,143	17,176
Short-term debt and current portion of long-term debt	2,045	4,178	3,183
Interest rate and currency derivatives used to manage debt	(18)	(48)	(45)
Total debt	16,573	19,273	20,314
Cash and cash equivalents	(8,710)	(12,736)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(45)	(169)
Net debt	€ 7,835	€ 6,492	€ 10,047